Securities - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) Security	Dec. 31, 2020 USD ($)
Investments Debt And Equity Securities [Abstract]
Carrying value of pledged securities | $	$ 168,435	$ 159,527
Number of securities in portfolio with unrealized losses | Security	50